Deferred Tax Liabilities (Details) - Schedule of Deferred Tax Liabilities	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Beginning	RM 18,348,653		RM 18,113,481	RM 9,283,774
Recognised in profit or loss	(11,111,622)		235,172	8,829,707
Ending	RM 7,237,031	$ 1,532,620	RM 18,348,653	RM 18,113,481